Investment Objectives and Goals	Apr. 28, 2026
Longleaf Partners Fund
Prospectus [Line Items]
Risk/Return [Heading]	Partners Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Fund seeks long-term capital growth.
Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Small-Cap Fund seeks long-term capital growth.
Longleaf Partners Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Global Fund seeks long-term capital growth.